Hedging Activities and Fair Value Measurements, Interest Rate Swap Contracts (Q3) (Details) € in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($) Contract	Dec. 31, 2016 USD ($) Contract	Sep. 30, 2017 EUR (€) Contract	Dec. 31, 2016 EUR (€) Contract
LIBOR [Member]
Derivatives, Fair Value [Line Items]
Expected losses to be reclassified out of AOCI into earnings during next 12 months	$ 19.6	$ 18.8
Long-term debt outstanding	$ 1,285.5	$ 1,838.3	€ 615.0	€ 387.0
Interest Rate Swap Contracts [Member]
Derivatives, Fair Value [Line Items]
Number of contracts | Contract	15	16	15	16
Interest Rate Swap Contracts [Member] | LIBOR [Member]
Derivatives, Fair Value [Line Items]
Long-term debt hedged	$ 1,125.0	$ 1,125.0
Interest Rate Swap Contracts [Member] | LIBOR [Member] | Minimum [Member]
Derivatives, Fair Value [Line Items]
Fixed interest rate	2.90%	2.40%	2.90%	2.40%
Interest Rate Swap Contracts [Member] | LIBOR [Member] | Maximum [Member]
Derivatives, Fair Value [Line Items]
Fixed interest rate	4.40%	4.40%	4.40%	4.40%